PGIM Quant Solutions Small-Cap Value Fund Expense Example, No Redemption - PGIM Quant Solutions Small-Cap Value Fund	Jul. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 655
Expense Example, No Redemption, 3 Years	890
Expense Example, No Redemption, 5 Years	1,143
Expense Example, No Redemption, 10 Years	1,866
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	279
Expense Example, No Redemption, 3 Years	858
Expense Example, No Redemption, 5 Years	1,463
Expense Example, No Redemption, 10 Years	2,708
R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	134
Expense Example, No Redemption, 3 Years	473
Expense Example, No Redemption, 5 Years	836
Expense Example, No Redemption, 10 Years	1,856
Z
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	82
Expense Example, No Redemption, 3 Years	258
Expense Example, No Redemption, 5 Years	449
Expense Example, No Redemption, 10 Years	1,001
R2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	116
Expense Example, No Redemption, 3 Years	1,196
Expense Example, No Redemption, 5 Years	2,272
Expense Example, No Redemption, 10 Years	4,940
R4
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	91
Expense Example, No Redemption, 3 Years	5,447
Expense Example, No Redemption, 5 Years	7,994
Expense Example, No Redemption, 10 Years	9,942
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	69
Expense Example, No Redemption, 3 Years	220
Expense Example, No Redemption, 5 Years	383
Expense Example, No Redemption, 10 Years	$ 858